SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	1,309,852	1,880,843	1,309,852	1,880,843	3,764,881	1,901,045
Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	844,628	609,893	844,628	609,893	2,799,213	655,463
Restricted Stock Units Vested and Unissued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	20,526	20,847	20,526	20,847	20,848	62,492
Restricted Stock Units Unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	351,616	148,251	351,616	148,251	140,491	64,053
Restricted Stock Awards Vested and Unissued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities						708
Common Stock in Abeyance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities					704,000
Investment Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities					70,000	1,070,000
Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	23,082	31,852	23,082	31,852	30,329	48,329
Investment Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	70,000	1,070,000	70,000	1,070,000